Revenue and Segment Information (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Revenue and Segment Information [Abstract]
Number of business units operated by group	1
Number of reportable segments operated by group	1
Partially unsatisfied performance obligation, recognizable as revenue
Contract liabilities recognized
Percentage of revenue contributed to aggregate revenue	10.00%